General information	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information
Background
On June 28, 2012, Seadrill Limited ("Seadrill") formed Seadrill Partners LLC (the "Company" or "we") under the laws of the Republic of the Marshall Islands. On October 24, 2012, we completed initial public offerings ("IPO") and listed our common units on the New York Stock Exchange under the symbol "SDLP". In connection with the IPO we acquired:
(i) a 51% limited liability company interest in Seadrill Capricorn Holdings LLC. Seadrill Capricorn Holdings LLC owned 100% of the entities that own and operate the West Capricorn, and
(ii) a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP through our 100% ownership of its general partner, Seadrill Operating GP LLC.
Seadrill Capricorn Holdings LLC owned 100% of the entities that own and operate the West Capricorn. Seadrill Operating LP owned: (i) 100% interest in the entities that own the West Aquarius and the West Vencedor and (ii) approximately 56% interest in the entity that owns and operates the West Capella.
In connection with the IPO we issued to Seadrill Member LLC, a wholly owned subsidiary of Seadrill, the Seadrill Member interest, which is a non-economic limited liability company interest in the Company, and all of the Company's incentive distribution rights, which entitle the Seadrill Member to increasing percentages of the cash the Company can distribute in excess of $0.4456 per unit, per quarter.
Subsequent to the IPO (i) our wholly-owned subsidiary, Seadrill Partners Operating LLC, acquired from Seadrill two entities that own the T-15 and T-16, (ii) Seadrill Capricorn Holdings LLC acquired from Seadrill two entities that own the West Auriga and West Vela, (iii) Seadrill Operating LP acquired from Seadrill the entity that owns the West Polaris, (iv) Seadrill Capricorn Holdings LLC acquired the West Sirius and Seadrill Operating LP acquired the West Leo; and (v) we acquired from Seadrill an additional 28% limited partner interest in Seadrill Operating LP.  As a result of the acquisition, the Company's limited partner interest in Seadrill Operating LP increased from 30% to 58% .
As of December 31, 2018 and 2017, Seadrill owned 34.9% of the Company's common units and all of its subordinated units (which together represent 46.6% of the outstanding limited liability company interests) as well as Seadrill Member LLC, which owns a non-economic interest in the Company and all of its incentive distribution rights.
As of January 2, 2014, the date of the Company's first annual general meeting, Seadrill ceased to control the Company as defined under GAAP and, therefore, Seadrill Partners and Seadrill are no longer deemed to be entities under common control.
Basis of presentation
The financial statements are presented in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.
Going concern
In our Form 20-F covering our annual report for the fiscal year ended December 31, 2017, issued on April 12, 2018, we reported that the combination of (i) our operational dependence on Seadrill because of the management, administrative and technical support services provided to us by Seadrill and (ii) uncertainties over Seadrill's ability to continue as a going concern linked to its Chapter 11 Re-organization, gave rise to a substantial doubt over our ability to continue as a going concern for a period of at least twelve months after the date the financial statements were issued.
Seadrill completed its plan of reorganization and emerged from Bankruptcy on July 2, 2018. Therefore, the above uncertainty has been mitigated and there is no longer a substantial doubt over our ability to continue as a going concern for at least the twelve months after the date the financial statements are issued.
Basis of consolidation
The financial statements include the results and financial position of all companies in which we directly or indirectly hold more than 50% of the voting control. We eliminate all intercompany balances and transactions.
We control Seadrill Operating LP and its majority owned subsidiaries as well as Seadrill Capricorn Holdings LLC and its majority owned subsidiaries. We separately present within equity on our Consolidated Balance Sheets the ownership interests attributable to parties with non-controlling interests in our Consolidated subsidiaries, and we separately present net income attributable to such parties in our Consolidated Statements of Operations.